RESTATEMENT AND RECLASSIFICATIONS - Restatement Adjustments to Mezzanine Equity and Warrant Liabilities and Related Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities, current portion			¥ 37,903
Non-current warrant liabilities			9,650	¥ 4,709
Long-term borrowings	¥ 8,004			104,198	$ 1,256
Interest expenses	366	$ 57	3,477	2,077
Change in fair value of warrant liabilities	29,011	$ 4,552	61,454	(499)
Accretion and modifications of Redeemable Convertible Preferred Shares	(4,878,652)		(1,139,108)	(23,341)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders			14,729
Mezzanine equity			2,789,401	1,424,129		¥ 1,174,907
Accumulated other comprehensive income (loss)	¥ (232,268)		75,733	(77,494)	$ (36,448)
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities, current portion			(164,369)
Non-current warrant liabilities			(9,820)	(14,922)
Long-term borrowings				8,008
Interest expenses			(10,824)	(4,673)
Change in fair value of warrant liabilities			(160,008)	(361)
Accretion and modifications of Redeemable Convertible Preferred Shares			2,188,472	117,691
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders			2,659
Mezzanine equity			(2,086,424)	(20,012)
Accumulated other comprehensive income (loss)			(132,939)	(4,945)
Restatement Adjustments | Restatement adjustments to mezzanine equity and warrant liabilities and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities, current portion			(164,369)
Non-current warrant liabilities			(9,820)	(14,922)
Long-term borrowings				8,008
Interest expenses			(10,824)	(4,652)
Change in fair value of warrant liabilities			(160,008)	(361)
Accretion and modifications of Redeemable Convertible Preferred Shares			(2,188,472)	(117,691)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders			2,659
Accumulated other comprehensive income (loss)			(132,939)	(4,945)
Series A Redeemable Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			380,664	174,528
Series A Redeemable Convertible Preferred Stock | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(267,664)	(8,843)
Series A Redeemable Convertible Preferred Stock | Restatement Adjustments | Restatement adjustments to mezzanine equity and warrant liabilities and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(267,664)	(8,843)
Series B Redeemable Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			404,394	202,954
Series B Redeemable Convertible Preferred Stock | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(281,688)	(9,169)
Series B Redeemable Convertible Preferred Stock | Restatement Adjustments | Restatement adjustments to mezzanine equity and warrant liabilities and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(281,688)	(9,169)
Series C Redeemable Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			943,228	607,847
Series C Redeemable Convertible Preferred Stock | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(636,169)	(5,920)
Series C Redeemable Convertible Preferred Stock | Restatement Adjustments | Restatement adjustments to mezzanine equity and warrant liabilities and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(636,169)	(5,920)
Series D Redeemable Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			268,573	208,826
Series D Redeemable Convertible Preferred Stock | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(176,216)	3,050
Series D Redeemable Convertible Preferred Stock | Restatement Adjustments | Restatement adjustments to mezzanine equity and warrant liabilities and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(176,216)	3,050
Series E Redeemable Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			437,249	229,974
Series E Redeemable Convertible Preferred Stock | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(282,795)	870
Series E Redeemable Convertible Preferred Stock | Restatement Adjustments | Restatement adjustments to mezzanine equity and warrant liabilities and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(282,795)	¥ 870
Series F Redeemable Convertible Preferred Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			691,472
Series F Redeemable Convertible Preferred Shares | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			(441,892)
Series F Redeemable Convertible Preferred Shares | Restatement Adjustments | Restatement adjustments to mezzanine equity and warrant liabilities and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mezzanine equity			¥ (441,892)